Finance Income - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate	€ 12,258
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Gain from the sale of an associate	€ 12,258
% equity interest	26.94%